Accumulated Other Comprehensive Income (Loss) - Reclassification Adjustments From AOCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reclassification adjustments from accumulated other comprehensive income
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	$ 6	$ 17
Income tax effect	(85)	(9)
Net income	164	38
Unrealized Gains (Losses) Available-for-Sale Securities | Reclassification adjustments
Reclassification adjustments from accumulated other comprehensive income
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	1	6
Income tax effect	0	(2)
Net income	$ 1	$ 4